Drilling units (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Drilling Units

(In US$ millions)	December 31, 2015	December 31, 2014
Cost	17,606	19,101
Accumulated depreciation	(2,676)	(2,991)
Re-classified as assets held for sale	—	(965)
Net book value	14,930	15,145